Property and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Canadian Personal And Business Banking [Member]
Disclosure of detailed information about property, plant and equipment [line items]
additions/disposals	$ 218	$ 246
Canadian Commercial Banking and Wealth Management [member]
Disclosure of detailed information about property, plant and equipment [line items]
additions/disposals	1	21
U.S. Commercial Banking and Wealth Management [member]
Disclosure of detailed information about property, plant and equipment [line items]
additions/disposals	23	64
Capital Markets and Direct Financial Services [member]
Disclosure of detailed information about property, plant and equipment [line items]
additions/disposals	20	30
Corporate and Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
additions/disposals	$ 27	$ 107